Finance Income and Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Finance Income and Expenses

NOTE 35—FINANCE INCOME AND EXPENSES

Finance income (expenses) showed a net expense of 1,348 millions euros in 2018, 1,495 million euros in 2017 and 907 million euros in 2016, and comprises:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Finance income	1,056	1,808	2,543
Finance expenses	(2,404)	(3,303)	(3,450)

Finance income (expenses), net	(1,348)	(1,495)	(907)

The items break down as follows:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Interest expenses and other finance expenses:
Interest expenses and other costs relating to bonds		(1,012)	(1,100)	(1,162)
Interest expenses to banks		(72)	(113)	(117)
Interest expenses to others		(204)	(250)	(246)

Total interest expenses		(1,288)	(1,463)	(1,525)
Commissions		(70)	(91)	(95)
Miscellaneous finance expenses(*)		(232)	(256)	(221)

Total other finance expenses		(302)	(347)	(316)
Interest income and other finance income:
Interest income		52	129	151
Income from financial receivables recorded in non-current assets		—	—	—
Income from securities other than investments, recorded in non-current assets		—	—	—
Income from securities other than investments, recorded in current assets		11	14	16
Miscellaneous finance income (*)		61	26	37

Total interest income and other finance income		124	169	204
Total net interest / financial charges	(a)	(1,466)	(1,641)	(1,637)

Other components of financial income and expense:
Net exchange gains and losses		(1)	23	246
Net result from derivatives		114	132	114
Net fair value adjustment to fair value hedge derivatives and underlying		(3)	8	—
Net fair value adjustments to non-hedging derivatives		8	(17)	370

Total other components	(b)	118	146	730

Total net financial income (expenses)	(c=a+b)	(1,348)	(1,495)	(907)

of which, included in the supplementary disclosure on financial instruments		(1,161)	(1,306)	(916)

(*) Of which IFRS 9 impact:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Income from negative adjustment of IFRS 9 impairment reserve on financial assets measured through FVTOCI	2	—	—
Expenses from positive adjustment of IFRS 9 impairment reserve on financial assets measured through FVTOCI	(12)	—	—
Reversal of IFRS 9 impairment reserve on financial assets measured through FVTOCI	4	—	—
Impairment losses on financial assets other than investments	—	—	—

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

For greater clarity of presentation, the net effects relating to derivative financial instruments are summarized in the following table:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
NET EXCHANGE GAINS AND LOSSES
Exchange gains		265	782	713
Exchange losses		(266)	(759)	(467)

		(1)	23	246

NET RESULT FROM DERIVATIVES
Income from fair value hedge derivatives		41	66	65
Charges from fair value hedge derivatives		—	—	(1)

Net result from fair value hedge derivatives	(A)	41	66	64

Positive effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component		524	568	649
Negative effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component		(446)	(489)	(548)

Net effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	(B)	78	79	101
Income from non-hedging derivatives		4	9	13
Charges from non-hedging derivatives		(9)	(22)	(64)

Net result from non-hedging derivatives	(C)	(5)	(13)	(51)

Net result from derivatives	(A+B+C)	114	132	114

Positive fair value adjustment to fair value hedge derivatives		50	—	50
Negative fair value adjustment to underlying financial assets and liabilities of fair value hedge derivatives		(53)	—	(45)

Net fair value adjustments	(D)	(3)	—	5

Positive fair value adjustments to underlying financial assets and liabilities of fair value hedge derivatives		—	95	173
Negative fair value adjustments to fair value hedge derivatives		—	(87)	(178)

Net fair value adjustments	(E)	—	8	(5)

Net fair value adjustment to fair value hedge derivatives and underlying	(D+E)	(3)	8	—

NET FAIR VALUE ADJUSTMENTS TO NON-HEDGING DERIVATIVES
Positive fair value adjustments to non-hedging derivatives	(F)	48	119	676
Negative fair value adjustments to non-hedging derivatives	(G)	(40)	(136)	(306)

Net fair value adjustments to non-hedging derivatives	(F+G)	8	(17)	370